FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022

13F File Number:  028-12344

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kaufman
Title:  Managing Member
Phone:  (212) 486-3211

Signature, Place, and Date of Signing:

/s/ Michael Kaufman
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

November 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of other Managers Reporting for this Manger:
Form 13F
File Number                   Name
028-05431                     Sunrise Partners Limited Partnership
---------                     ------------------------------------


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $275,719 (thousands)

List of Other Included Managers:

         None

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FORM 13F INFORMATION TABLE                             Name of Reporting Manager:  MAK Capital One LLC

For Quarter Ended: 9/30/07      Shared Investment Discretion with Sunrise Partners Limited Partnership (where indicated by a "1")

                            TITLE OF                  VALUE     SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME OF ISSUER        CLASS       CUSIP       (x$1000)   PRN AMT   PRN  CALL DISCRETN  MANAGERS   SOLE     SHARED     NONE
ACCELRYS INC                 COM        00430U103    11,552   1,686,493  SH         SHARED     1*                   1,686,493
ACCELRYS INC                 COM        00430U103     5,770     842,366  SH         SOLE                   842,366
ACETO CORP                   COM        004446100     8,349     927,638  SH         SHARED     1*                     927,638
ACETO CORP                   COM        004446100     4,679     519,864  SH         SOLE                   519,864
AGILYSYS INC                 COM        00847J105    16,702     988,272  SH         SHARED     1*                     988,272
AGILYSYS INC                 COM        00847J105     8,364     494,884  SH         SOLE                   494,884
ANSWERTHINK INC              COM        36916104      4,509   1,370,438  SH         SHARED     1*                   1,370,438
ANSWERTHINK INC              COM        36916104      2,613     794,230  SH         SOLE                   794,230
APACHE CORP                  COM        037411105    10,807     120,000  SH         SHARED     1*                     120,000
APACHE CORP                  COM        037411105     5,395      59,900  SH         SOLE                    59,900
BROADRIDGE FINL SOLUTIONS IN COM        11133T103    12,983     685,116  SH         SHARED     1*                     685,116
BROADRIDGE FINL SOLUTIONS IN COM        11133T103     6,485     342,200  SH         SOLE                   342,200
CAPITAL ONE FINL             COM        14040H105     6,308      95,000  SH     PUT SHARED     1*                      95,000
CAPITAL ONE FINL             COM        14040H105     3,154      47,500  SH     PUT SOLE                    47,500
CAVALIER HOMES INC           COM        149507105     3,531   1,099,936  SH         SHARED     1*                   1,099,936
CAVALIER HOMES INC           COM        149507105     1,896     590,677  SH         SOLE                   590,677
CAVCO INDS INC DEL           COM        149568107     1,907      56,937  SH         SHARED     1*                      56,937
CAVCO INDS INC DEL           COM        149568107       941      28,100  SH         SOLE                    28,100
CHAMPION ENTERPRISES INC     COM        158496109    19,024   1,732,600  SH         SHARED     1*                   1,732,600
CHAMPION ENTERPRISES INC     COM        158496109    11,741   1,069,300  SH         SOLE                 1,069,300
CLINICAL DATA INC            COM        18725U109     4,576     113,040  SH         SHARED     1*                     113,040
CLINICAL DATA INC            COM        18725U109     2,270      56,076  SH         SOLE                    56,076
EXACT SCIENCES CORP          COM        30063P105     6,112   1,802,903  SH         SHARED     1*                   1,802,903
EXACT SCIENCES CORP          COM        30063P105     2,923     862,215  SH         SOLE                   862,215
HEALTHTRONICS INC            COM        42222L107     4,565     895,190  SH         SHARED     1*                     895,190
HEALTHTRONICS INC            COM        42222L107     2,263     443,800  SH         SOLE                   443,800
HELMERICH & PAYNE INC        COM        423452101    11,080     337,500  SH         SHARED     1*                     337,500
HELMERICH & PAYNE INC        COM        423452101     5,545     168,900  SH         SOLE                   168,900
IGATE CORP                   COM        45169U105    10,394   1,212,866  SH         SHARED     1*                   1,212,866
IGATE CORP                   COM        45169U105     4,670     544,974  SH         SOLE                   544,974
JOHNSON & JOHNSON            COM        478160104     9,986     152,000  SH         SHARED     1*                     152,000
JOHNSON & JOHNSON            COM        478160104     4,993      76,000  SH         SOLE                    76,000
KINETIC CONCEPTS INC         COM        49460W208     2,927      52,000  SH         SHARED     1*                      52,000
KINETIC CONCEPTS INC         COM        49460W208     1,283      22,800  SH         SOLE                    22,800
MSC SOFTWARE CORP            COM        553531104     9,048     664,313  SH         SHARED     1*                     664,313
MSC SOFTWARE CORP            COM        553531104     4,531     332,700  SH         SOLE                   332,700
NEUROBIOLOGICAL TECHNOLOGIES COM        64124W106       257      74,211  SH         SHARED     1*                      74,211
NEUROBIOLOGICAL TECHNOLOGIES COM        64124W106       116      33,439  SH         SOLE                    33,439
OSI SYSTEMS INC              COM        671044105     4,281     190,169  SH         SHARED     1*                     190,169
OSI SYSTEMS INC              COM        671044105     2,145      95,300  SH         SOLE                    95,300
PERMA-FIX ENVIRONMENTAL SVCS COM        714157104     4,066   1,517,051  SH         SHARED     1*                   1,517,051
PERMA-FIX ENVIRONMENTAL SVCS COM        714157104     1,993     743,806  SH         SOLE                   743,806
PLAYBOY ENTERPRISES INC      CL B       728117300     6,272     584,024  SH         SHARED     1*                     584,024
PLAYBOY ENTERPRISES INC      CL B       728117300     3,177     295,800  SH         SOLE                   295,800
QUEST DIAGNOSTICS INC        COM        74834L100     7,995     138,400  SH         SHARED     1*                     138,400
QUEST DIAGNOSTICS INC        COM        74834L100     2,501      43,300  SH         SOLE                    43,300
USEC INC                     COM        90333E108     2,050     200,000  SH         SHARED     1*                     200,000
USEC INC                     COM        90333E108     1,025     100,000  SH         SOLE                   100,000
WASHINGTON MUTUAL INC        COM        939322103     2,735      79,000  SH     PUT SHARED     1*                      79,000
WASHINGTON MUTUAL INC        COM        939322103     1,367      39,500  SH     PUT SOLE                    39,500
ZYGO CORP                    COM        989855101     1,239      95,054  SH         SHARED     1*                      95,054
ZYGO CORP                    COM        989855101       622      47,700  SH         SOLE                    47,700

                              * Represent positions also reported on the Form 13F filed by Sunrise Partners Limited Partnership
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